Recoverable Cash Advances - Summary of Current and Non-current Portion Cash Advances (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Non-current portion	€ 4,935	€ 4,220
Current portion	340	371
Total Recoverable Cash Advances	€ 5,275	€ 4,590